Prepayment, Receivables and Other Current Assets (Details) - Schedule of prepayments, deposits and other current assets - USD ($)		Dec. 31, 2022	Jun. 30, 2022
Schedule of Prepayments, Deposits and Other Current Assets [Abstract]
Performance deposits	[1]		$ 2,086,003
Deposits for potential acquisitions	[2]	125,173	6,011,058
Prepaid for marketing fee	[3]		1,865,219
Prepaid services fee			545,732
Prepaid office deposit			14,006
Receivable from equity transfer		861,500
Other prepaid expenses and current assets		622,620	743,392
Total prepayments, deposits and other current assets		$ 1,609,293	$ 11,265,410

[1]	In January 2020, E-Home Pingtan entered into three agreements with three new outlets for business cooperation purposes. These refundable performance deposits were mainly paid for the business introduction services in which the outlets promised to refer business and customers to E-Home Pingtan within three years. The outlets agreed to return the deposits to E-Home Pingtan in case of termination of the agreements. In April 2021, the Company terminated the agreement with one outlet and received refund of performance deposit from the outlet of $756,704. In January 2023, the Company renewed agreements with the two outlets for further business cooperation for three years and recorded the deposits as long-term deposits (see Note 12)
[2]	On April 30, 2021, the Company entered into two agreements with Premium Bright Corporate Advisory Limited (“Premium”) in which Premium will find target companies for the Company to acquire to expand its business into financial lending services. The Company prepaid a retainer of $1,800,000 to Premium in April 2021. In October 2022, the Company terminated the agreements with Premium and collected refund of the retainer in full amount.
[3]	The Company entered into several agreements with its suppliers for designing, marketing, and branding services. Prepaid marketing fees are amortized during the contract periods which range from 1 year to 3 years.